SUPPLEMENT TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

OF

WELLS FARGO INTERNATIONAL EQUITY FUNDS

                Effective immediately, Jean-Baptiste Nadal, CFA is added as Portfolio Manager of the Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”). Mr. Nadal’s biographical description is included among the Portfolio Manager biographies listed for Metropolitan West Capital Management, LLC (“MWCM”) as follows:

“Mr. Nadal joined MWCM in 2011, where he is a Senior Vice President and serves as a Senior Equity Analyst. Prior to joining MWCM, Mr. Nadal was a Managing Member at Nadal Capital Management, LLC and a Principal, Managing Director and Portfolio Manager of International Investments at Kayne Anderson Rudnick Investment Management, LLC.”

                The Management of Other Accountsand Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended, respectively, to add the following information:

                Metropolitan West Capital Management, LLC

Jean-Baptiste Nadal, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Nadal became portfolio manager of the Fund on December 7, 2011. The information presented in this table is as of October 31, 2010, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Jean-Baptiste Nadal, CFA	Intrinsic World Equity Fund	$0

                Effective immediately, all references to David Graham in the Fund’s prospectuses and Statement of Additional Information are removed.

December 7, 2011                                                                                                                                                               IEIT121/P304SP